COMMITMENTS AND CONTINGENCIES (Details Narrative) - CAD ($)		9 Months Ended
	Jul. 01, 2014	Sep. 30, 2021	Sep. 30, 2020
IfrsStatementLineItems [Line Items]
Management fees, per month		$ 30,951	$ 16,907
Agreement termination period from the date of effective control change		90 days
Payment period		30 days
Independent Directors [Member]
IfrsStatementLineItems [Line Items]
Director fees, stipend per month	$ 2,000
Chairman Of Board [Member]
IfrsStatementLineItems [Line Items]
Director fees, stipend per month	3,000
Committee Chairmen [Member]
IfrsStatementLineItems [Line Items]
Director fees, stipend per month	$ 2,500